S000058077 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.15%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	8.22%
Royce Quant Small-Cap Quality Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	9.02%	7.90%
Performance Inception Date			Jul. 12, 2017
Royce Quant Small-Cap Quality Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.96%	8.67%	7.56%
Performance Inception Date			Jul. 12, 2017
Royce Quant Small-Cap Quality Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.44%	7.06%	6.28%
Performance Inception Date			Jul. 12, 2017